UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
Prattville IDB Alabama, RB, International Paper Co. Project, Series A, AMT, 4.75%, 12/01/30	$3,025	$2,642,791
Alaska — 0.5%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A, 5.00%, 6/01/46	2,250	1,484,978
Arizona — 2.1%
Maricopa County IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,000	667,930
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	1,900	1,842,297
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,110	1,123,442
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/21	465	465,642
Salt River Project, Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,980	2,024,649
		6,123,960
Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	1,660	1,607,146
California — 14.6%
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,224,970
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,376,937
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,185	1,258,186
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	800	823,648

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	$5,930	$6,013,850
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	9,475	9,595,806
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,525	2,758,386
6.50%, 4/01/33	14,925	16,708,836
		42,760,619
Colorado — 2.8%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,150,248
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	2,190	2,118,934
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	85	87,714
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	3,300	3,305,016
Subordinate Public Improvement, 8.13%, 12/01/25	820	752,170
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	841,283
		8,255,365
Connecticut — 2.2%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	1,375	1,387,911
Wesleyan University, 5.00%, 7/01/35	3,385	3,513,156

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
TIF	Tax Increment Financing

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	$2,000	$1,604,400
		6,505,467
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,125	1,133,719
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,065	3,666,508
		4,800,227
District Of Columbia — 2.0%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.05%, 10/01/33 (a)	6,590	1,651,454
CAB, Second Senior Lien, Series B (AGC), 7.08%, 10/01/34 (a)	4,830	1,129,544
CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35 (a)	6,515	1,420,921
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,507,800
		5,709,719
Florida — 7.0%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,680	5,775,765
County of Miami-Dade Florida, Refunding RB, Series A-1, 5.38%, 10/01/41	1,165	1,172,037
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	4,940	4,450,693
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds (b)(c):
Series A, 6.38%, 5/01/35	2,350	846,940
Series B, 5.75%, 5/01/13	400	144,160
Hillsborough County IDA, RB:
H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	1,050	970,357
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	2,720	2,473,514
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	2,265	2,306,381
Midtown Miami Community Development District, Special Assessment Bonds, Series A, 6.25%, 5/01/37	915	877,659

Municipal Bonds	Par (000)	Value
Florida (concluded)
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	$1,200	$716,184
Preserve at Wilderness Lake Community Development District, RB, Series A, 7.10%, 5/01/33	860	860,774
		20,594,464
Georgia — 5.5%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	845	857,413
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	1,840,460
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	3,465	3,459,664
Municipal Electric Authority of Georgia, RB, Series W:
6.60%, 1/01/18 (d)	380	420,250
6.60%, 1/01/18	5,540	6,378,313
Municipal Electric Authority of Georgia, Refunding RB, Series X, 6.50%, 1/01/20	1,205	1,428,045
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,525	1,566,129
		15,950,274
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	630	625,754
6.75%, 11/15/29	895	910,779
7.00%, 11/15/39	615	634,477
		2,171,010
Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	1,355	1,401,761
Illinois — 14.8%
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	5,865	6,454,491
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	795,968
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	700	699,874
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,425,900
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22 (e)	530	565,727

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB (concluded):
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	$470	$430,755
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,540	1,582,735
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,610	1,633,313
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	250	198,440
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project:
Series B, 5.00%, 6/15/50	3,150	2,893,464
Series B-2, 5.00%, 6/15/50	2,500	2,296,400
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,335	1,383,127
6.00%, 6/01/28	1,140	1,174,029
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,380	1,658,167
Series A (NPFGC), 6.70%, 11/01/21	7,000	8,315,790
Series C (NPFGC), 7.75%, 6/01/20	2,500	3,073,550
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	639,293
Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	2,800	2,800,784
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,550	1,416,405
		43,438,212
Indiana — 5.5%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	840	843,839
Indiana Finance Authority, Refunding RB:
Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,504,035
Parkview Health System, Series A, 5.75%, 5/01/31	3,295	3,413,422
Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A, 5.25%, 2/15/40	500	480,700
Indiana Transportation Finance Authority, RB, Series A, 6.80%, 12/01/16	3,290	3,715,693
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series D, 6.75%, 2/01/14	5,890	6,282,569
		16,240,258

Municipal Bonds	Par (000)	Value
Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	$1,660	$1,674,691
Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,010	1,029,352
Louisiana — 5.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	3,320	3,435,968
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	7,500	7,500,825
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project, 6.20%, 2/01/25	3,600	3,638,592
		14,575,385
Maryland — 1.7%
County of Montgomery Maryland, GO, West Germantown Development District, Senior Series A (Radian), 6.70%, 7/01/27	1,155	1,188,090
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,404,660
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	426,287
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	830	818,928
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	1,000	1,174,800
		5,012,765
Massachusetts — 4.0%
Massachusetts HFA, HRB, Series A, AMT, 5.20%, 12/01/37	3,000	2,961,630
Massachusetts HFA, RB, S/F, Series 130, AMT, 5.00%, 12/01/32	2,720	2,643,350
Massachusetts HFA, Refunding HRB, AMT:
Series D, 4.85%, 6/01/40	2,270	2,142,131
Series F, 5.70%, 6/01/40	2,155	2,185,752

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	$1,805	$1,810,776
		11,743,639
Michigan — 8.5%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	910	1,072,917
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	2,465	2,451,418
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,376,177
Michigan Finance Authority, RB, State Aid Notes, Detroit School, Series A-1, 6.45%, 2/02/12	3,255	3,310,823
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	7,050	6,322,793
Mclaren Health Care, 5.75%, 5/15/38	8,560	8,766,810
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,616,286
		24,917,224
Mississippi — 1.5%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,176,130
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	1,065	1,108,505
		4,284,635
Nevada — 0.2%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	555	563,403
New Jersey — 3.4%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	2,420	2,380,409
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	3,000	2,863,770

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (b)(c)	$1,680	$17
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,210	1,299,213
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.50%, 6/15/41	1,635	1,707,087
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,860	1,686,016
		9,936,512
New York — 9.3%
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	9,405	10,879,140
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	1,205	1,219,930
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,920	1,943,194
Series C, 6.80%, 6/01/28	690	713,108
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	890	868,070
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	6,959,424
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,220	1,254,855
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	1,165	1,183,698
6.00%, 12/01/42	1,250	1,264,575
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	1,000	975,360
		27,261,354
North Carolina — 1.5%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,277,003
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,411,648

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB, Carolina Village Project, 6.00%, 4/01/38	$2,000	$1,761,820
		4,450,471
Pennsylvania — 4.0%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Pennsylvania, Series A, 5.38%, 11/15/40	4,250	3,573,655
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.13%, 1/01/25	880	834,856
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	2,000	1,956,520
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.13%, 2/01/28	470	406,597
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	1,890	1,919,351
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,000	1,650,880
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,265,949
		11,607,808
Puerto Rico — 1.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	4,255	4,599,017
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,280	3,338,318
Tennessee — 0.3%
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/24	1,000	933,160
Texas — 10.8%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, 7.70%, 4/01/33	1,500	547,785
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,000	3,055,350
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	2,140	2,132,360
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,510	1,589,335

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT, 6.75%, 7/01/21	$4,820	$4,821,976
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	2,000	2,215,160
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.25%, 1/01/39	7,000	7,281,470
Sabine River Authority Texas, Refunding RB, TXU Electric Co. Project, Series B, Mandatory Put Bonds, AMT, 5.75%, 5/01/30 (f)	2,250	2,209,208
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,950	4,199,877
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,375	3,556,373
		31,608,894
US Virgin Islands — 2.0%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	6,000	5,930,280
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,780	2,781,751
Virginia — 1.4%
Fairfax County EDA, Refunding RB, Goodwin House Inc:
5.13%, 10/01/37	1,000	910,850
5.13%, 10/01/42	3,440	3,079,522
		3,990,372
Washington — 2.1%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	1,980	2,118,838
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	3,998,516
		6,117,354
Wisconsin — 4.3%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	7,731,971
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	2,465	2,488,146

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, RB (concluded):
SynergyHealth Inc., 6.00%, 11/15/32	$2,215	$2,250,440
		12,470,557
Total Municipal Bonds – 125.9%		368,513,193

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
California — 3.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	3,271	3,446,083
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	2,610	2,733,584
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,290	2,347,250
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,134,321
		9,661,238
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,129	2,196,891
Connecticut — 2.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,201,180
Illinois — 1.5%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	1,320	1,353,065
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,097,520
		4,450,585
Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	2,290	2,355,998
Massachusetts — 3.6%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,000	10,392,500
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,009	2,127,947

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York — 4.8%
New York City Municipal Water Finance Authority, RB:
Series DD, 5.00%, 6/15/37	$6,299	$6,438,383
Series FF-2, 5.50%, 6/15/40	1,575	1,684,435
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	5,789	5,900,263
		14,023,081
North Carolina — 2.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,389,994
Ohio — 5.7%
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,451,000
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	13,840	14,324,815
		16,775,815
South Carolina — 1.8%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,995	5,320,025
Texas — 6.3%
Harris County Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27 (d)	10,000	12,248,500
Texas Department of Housing & Community Affairs, MRB, Series B, AMT (Ginnie Mae), 5.25%, 9/01/32	3,491	3,504,522
Texas State University Systems, Refunding RB (AGM), 5.00%, 3/15/30	2,743	2,825,416
		18,578,438
Washington — 5.9%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	4,500	4,616,258
5.00%, 11/01/36	4,500	4,616,257
(AGM), 5.00%, 11/01/32	7,693	7,964,315
		17,196,830
Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,499	2,508,646

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2011	6

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

	Value
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 40.4%		$118,179,168
Total Long-Term Investments (Cost – $471,890,401) – 166.3%		486,692,361

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	3,476,906	3,477,002
Total Short-Term Securities (Cost – $3,477,002) – 1.2%		3,477,002
Total Investments (Cost – $475,367,403*) – 167.5%		490,169,363
Other Assets Less Liabilities– 1.5%		4,541,331
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (21.2)%		(62,045,144)
AMPS, at Redemption Value – (47.8)%		(140,000,000)
Net Assets Applicable to Common Shares – 100.0%		$292,665,550

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$413,389,250
Gross unrealized appreciation	$24,051,008
Gross unrealized depreciation	(9,295,297)
Net unrealized appreciation	$14,755,711

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	5,653,323	(2,176,321)	3,477,002	$491

(i)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
139	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$17,043,525	$(427,038)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$486,692,361	—	$486,692,361
Short-Term Securities	$3,477,002	—	—	3,477,002

Total	$3,477,002	$486,692,361	—	$490,169,363

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(427,038)	—	—	$(427,038)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 26, 2011